Note 14 - Earnings Per Share (Detail)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	40,000	15,000	219,607
Stock Options, Treasury Stock Method [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,500	418,480	222,500